Principal Sources of Change in Standardized Measure of Discounted Future Net Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Standardized Measure - Beginning of Period	$ 1,025,364	[1]	$ 529,113	[2]	$ 396,123
Changes in Prices and Production Costs	(1,296,866)		253,865		72,503
Revisions in Quantities	(270,673)		(5,970)		(51,289)
Changes in Future Development Costs	595,547		(51,794)		22,341
Accretion of Discount and Timing of Future Cash Flows	116,514		64,013		47,571
Net Change in Income Tax	139,776		28,756		31,433
Purchase (Sale) of Reserves in Place	(37,101)		28,316
Plus Extensions, Discoveries, and Other Additions	88,152		430,252		170,846
Development Costs Incurred	31,574		71,383		64,661
Sales of Product - Net of Production Costs	(52,952)		(197,587)		(151,781)
Changes in Timing and Other	(83,712)		(124,983)		(73,295)
Standardized Measure - End of Period	$ 255,623	[3]	$ 1,025,364	[1]	$ 529,113	[2]

[1]	Calculated using weighted average prices of $3.455 per Mcf, $88.02 per barrel of oil and $28.30 per barrel of NGLs
[2]	Calculated using weighted average prices of $3.588 per Mcf, $94.28 per barrel of oil and $26.37 per barrel of NGLs
[3]	Calculated using weighted average prices of $2.401 per Mcf, $44.45 per barrel of oil and $12.48 per barrel of NGLs